Net Fee and Commission Income - Schedule of Details of Fee and Commission Income and Expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Fee and commission income
Banking activity fees		₩ 180,749		₩ 178,412	₩ 189,100
Lending activity fees		80,700		82,184	91,663
Credit card and debit card related fees		1,491,666		1,526,911	1,378,450
Agent activity fees		243,740		205,206	196,518
Trust and other fiduciary fees		337,171		408,834	331,827
Fund management related fees		130,629		178,090	154,612
Acceptances and guarantees fees		66,827		49,782	54,108
Foreign currency related fees		285,380		245,299	173,313
Securities agency fees		124,771		174,709	172,097
Other business account commission on consignment		36,211		39,178	40,461
Commissions received on securities business		628,449		881,407	793,278
Lease fees		1,004,670		897,983	636,301
Others		510,557		455,611	315,296
Sub-total		5,121,520	$ 4,064,118	5,323,606	4,527,024
Fee and commission expense
Trading activity related fees	[1]	44,200		54,857	38,497
Lending activity fees		42,086		42,981	33,444
Credit card and debit card related fees		815,252		831,724	848,823
Outsourcing related fees		255,899		210,480	216,962
Foreign currency related fees		75,078		51,931	49,435
Other		567,373		506,050	380,924
Sub-total		1,799,888	1,428,278	1,698,023	1,568,085
Net fee and commission income		₩ 3,321,632	$ 2,635,839	₩ 3,625,583	₩ 2,958,939

[1]	Fees from financial instruments at fair value through profit or loss